Supplemental Oil and Gas Information (unaudited) - Changes in the standardized measure of discounted future net cash flows attributable to the Partnership's proved reserves (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the standardized measure of discounted future net cash flows attributable to the Partnership's proved reserves
Balance, beginning of year	$ 105,900	$ 84,369	$ 80,986
Sales of oil and natural gas produced, net of production costs	(174,377)	(21,328)	(19,246)
Extensions and discoveries	43,615	7,579	14,068
Previously estimated development cost incurred during the period	12,545	21,346	18,317
Net change of prices and production costs	185,875	(42,576)	(20,175)
Change in future development costs	(2,877)	4,157	(1,745)
Revisions of quantity and timing estimates	15,854	(10,497)	(27,921)
Accretion of discount	10,702	8,516	8,190
Change in income taxes	(2,194)	(332)	125
Acquisition of Reserves	332,947	60,676	33,708
Other	24,575	(6,010)	(1,938)
Balance, end of period	$ 552,565	$ 105,900	$ 84,369